Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement
6.	FAIR VALUE MEASUREMENT

Fair value disclosed or measured on a recurring basis

The fair values of the Company’s available-for-sale short-term investments as measured as disclosed are determined based on the discounted cash flow method. The following table summarizes the Company’s financial assets measured or disclosed at fair value on a recurring basis.

		Fair value disclosure or measurement at
		December 31, 2019 using
	Fair value at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fair value disclosure
Cash and cash equivalents:	$9,599,824	$9,599,824
Fair value measurement
Short-term investments:
Available-for-sale short-term investments	$1,146,756		$1,146,756
Total assets measured at fair value	$1,146,756		$1,146,756

Fair value disclosure or measurement at
December 31, 2018 using
	Fair value at December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fair value disclosure
Cash and cash equivalents:
Cash and cash equivalents	$12,493,135	$12,493,135
Fair value measurement
Short-term investments:
Available-for-sale short-term investments	—		—
Total assets measured at fair value	—		—

The Company’s available-for-sale short-term investments as of December 31, 2019 mainly consists of wealth management products purchased from banks. The Company values these wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Company classifies the valuation techniques that use these inputs as Level 2. The following table presents changes of available-for-sale short-term investments measured on a recurring basis for the twelve-month period ended December 31, 2018 and 2019, respectively:

	December 31,
	2018	2019
Beginning balance	$532,912	$—
Purchases	8,995,273	10,091,454
Redemption	(9,437,363)	(8,956,178)
Realized gain (loss)	(72,755)	11,743
Exchange difference	(18,067)	(263)
Ending balance	$—	$1,146,756

Fair value disclosed or measured on a nonrecurring basis

The Company's goodwill and intangible assets are primarily acquired through business acquisitions. The fair value for goodwill and acquired intangibles assets measured at fair value on a nonrecurring basis was categorized as Level 3 due to the use of significant unobservable inputs in the valuation. The Company used the discounted cash flow method under the income approach to measure the fair value of goodwill and acquired intangible assets. Significant unobservable inputs that were used included expected revenues, net income related to the assets, expected cash flows, and the expected life of the assets. The Company recognized impairment loss related to intangible assets of $291,817, nil and nil for the years ended December 31, 2017, 2018 and 2019, respectively. There was no impairment loss related to goodwill for the years ended December 31, 2017, 2018 and 2019.

	Fair value at December 31, 2018	Total losses in the year ended December 31, 2018	Fair value at December 31, 2019	Total losses in the year ended December 31, 2019
Non-Recurring
Goodwill	107,791	—	108,416	—
Intangible Assets	85,154	—	74,477	—

The goodwill impairment test is further discussed in Note 2.